Schedule of Other Non-Financial Assets (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Assets
Prepayments	$ 93,420		$ 3,672,697
Tax recoverable	275,711		253,760
Other current assets	233,555	201,830	299,555
Total non-financial assets	602,686	201,830	553,315
Prepayment of equipment		$ 429,841